FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT
Brookfield Infrastructure is exposed to the following risks as a result of holding financial instruments: capital risk; liquidity risk; market risk (i.e. interest rate risk and foreign currency risk); and credit risk. The following is a description of these risks and how they are managed:

(a)	Liquidity Risk Management
Brookfield Infrastructure manages its capital structure to be able to continue as a going concern while maximizing the return to stakeholders. Brookfield Infrastructure’s overall capital strategy remains unchanged from 2017.
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2018	2017
Corporate borrowings	$1,993	$2,101
Non-recourse borrowings	13,113	8,063
Subsidiary and corporate borrowings	15,106	10,164
Preferred shares	20	20
Cash and cash equivalents(1)	(713)	(459)
Net debt	14,413	9,725
Total partnership capital	14,668	13,474
Total capital and net debt	$29,081	$23,199
Net debt to capitalization ratio	50%	42%

(1)	Includes marketable securities.
The Board, along with senior management of the Service Provider, reviews Brookfield Infrastructure’s capital structure and as part of this review, considers the cost of capital and the risk associated with each class of capital.
Brookfield Infrastructure manages its debt exposure by financing its operations on a non-recourse basis with prudent levels of debt, ensuring a diversity of funding sources as well as laddering its maturity profile to minimize refinance risk. Brookfield Infrastructure also borrows in the currency where the asset operates, where possible, in order to hedge its currency risk.
Generally, Brookfield Infrastructure’s equity strategy is to issue equity in conjunction with acquisitions or outsized organic growth initiatives or acquisition activity at our businesses. The equity portion of capital expenditures and normal levels of acquisition of activity will be fully self-funded through operating cash flows retained in the business and capital recycling. However, Brookfield Infrastructure may also issue equity opportunistically to enhance its liquidity to pursue investments. Brookfield Infrastructure maintains active shelf registrations to enable it to issue securities in both the U.S. and Canadian markets.
Brookfield Infrastructure’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, Brookfield Infrastructure will evaluate a variety of capital sources including proceeds from selling non-core assets, equity and debt financing. Our partnership will seek to raise additional equity if Brookfield Infrastructure believes it can earn returns on these investments in excess of the cost of the incremental partnership capital.
As disclosed within Note 19, Borrowings, Brookfield Infrastructure has various loan facilities in place. In certain cases, the facilities have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. Brookfield Infrastructure does not have any market capitalization covenants attached to any of its borrowings, nor does it have any other externally imposed capital requirements.
During the years ended December 31, 2018 and 2017, there were no breaches of any loan covenants within Brookfield Infrastructure.
Brookfield Infrastructure attempts to maintain sufficient financial liquidity at all times so that it is able to participate in attractive opportunities as they arise, better withstand sudden adverse changes in economic circumstances and maintain its distribution of FFO to unitholders. Brookfield Infrastructure’s principal sources of liquidity are cash flows from its operations, undrawn credit facilities and access to public and private capital markets. Brookfield Infrastructure also structures the ownership of its assets to enhance its ability to monetize them to provide additional liquidity, if necessary.
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2018	2017
Corporate cash and financial assets	$238	$205
Availability under committed credit facilities	2,475	2,475
Draws on credit facility	(510)	(789)
Commitments under credit facility	(47)	(106)
Corporate liquidity	$2,156	$1,785

(1)	Corporate level only.
Brookfield Infrastructure’s $1.975 billion committed revolving credit facility and $500 million credit facility with Brookfield are available for investments and acquisitions, as well as general corporate purposes. Commitments under the committed revolving credit facility will be available on a revolving basis until June 30, 2023. All amounts outstanding at that time will be repayable in full. The facility is intended to be a bridge to equity financing rather than a permanent source of capital. At December 31, 2018, there was $510 million drawn on this facility (2017: $789 million) and $47 million was committed to letters of credit (2017: $106 million).
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2018
US$ MILLIONS
Accounts payable and other liabilities	$1,048	$48	$36	$220	$1,352
Corporate borrowings	—	—	605	1,388	1,993
Non-recourse borrowings	995	794	5,127	6,290	13,206
Financial liabilities	124	26	1,037	93	1,280

Interest Expense:
Corporate borrowings	67	66	178	75	386
Non-Recourse borrowings	595	542	1,397	1,771	4,305

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2017
US$ MILLIONS
Accounts payable and other liabilities	$646	$45	$59	$293	$1,043
Corporate borrowings	99	—	1,445	557	2,101
Non-recourse borrowings	372	571	2,043	5,101	8,087
Financial liabilities	237	58	930	88	1,313

Interest Expense:
Corporate borrowings	49	47	106	25	227
Non-recourse borrowings	381	348	864	1,343	2,936

(b)	Market Risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Infrastructure will fluctuate because of the change in market prices. Market risk includes the risk of changes in interest rates, foreign currency exchange rates and equity prices.
Brookfield Infrastructure seeks to minimize the risks associated with foreign currency exchange rates and interest rates primarily through the use of derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by Brookfield Infrastructure’s Treasury Policy. Brookfield Infrastructure does not enter into, or trade financial instruments, including derivative financial instruments, for speculative purposes.
The Treasury Policy provides written principles on the use of financial derivatives. With respect to its treasury policy, the Service Provider performs the monitoring, review and approval role and report to the Board on a regular basis.
Financial instruments held by Brookfield Infrastructure that are subject to market risk include other financial assets, borrowings, derivative instruments, such as interest rate and foreign currency contracts, and marketable securities. Our partnership is exposed to equity price risks arising from marketable securities. As at December 31, 2018 the balance of the portfolio was $173 million (2017: $85 million), a 10% change in the value of the portfolio would impact our equity by $17 million and result in an impact on the Consolidated Statements of Operating Results of $13 million and Consolidated Statements of Comprehensive Income of $4 million.
Interest Rate Risk Management
Brookfield Infrastructure’s primary objectives with respect to interest rate risk management are to ensure that:

•	Brookfield Infrastructure is not exposed to interest rate movements that could adversely impact its ability to meet financial obligations;

•	Earnings and distributions are not adversely affected;

•	Volatility of debt servicing costs is managed within acceptable parameters; and

•	All borrowing covenants under various borrowing facilities, including interest coverage ratios, are complied with.
To achieve these objectives, in general terms, Brookfield Infrastructure’s funding mix comprises both fixed and floating rate debt. Fixed rate debt is achieved either through fixed rate debt funding or through the use of financial derivate instruments. In addition, where possible, interest rate risk is minimized by matching the terms of interest rate swap contracts in regulated businesses to the term of the rate period, thus providing natural hedges.
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 10 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 10 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 10 basis points would have had the following impact, assuming all other variables were held constant:

	2018		2017		2016
US$ MILLIONS	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase
Net income (loss)	$1	$(1)	$—	$—	$1	$(1)
Other comprehensive (loss) income	(2)	2	(1)	1	(1)	1

Foreign Currency Risk Management
Brookfield Infrastructure has exposure to foreign currency risk in respect of currency transactions, the value of Brookfield Infrastructure’s net investment, cash flows and capital expenditures that are denominated outside of the U.S. Brookfield Infrastructure’s approach to foreign currency risk management is:

•	Brookfield Infrastructure leverages any natural hedges that may exist within its operations;

•	Brookfield Infrastructure utilizes local currency debt financing to the extent possible; and

•	Brookfield Infrastructure may utilize derivative contracts to the extent that natural hedges are insufficient.
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2018, 2017 and 2016:

2018
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$695	$245	$185	$310	$82	$258	$—	$279	$104	$90	$28	$2,276
Non-current assets	5,237	5,303	4,708	6,828	940	6,206	861	1,857	1,308	976	80	34,304
	$5,932	$5,548	$4,893	$7,138	$1,022	$6,464	$861	$2,136	$1,412	$1,066	$108	$36,580
Liabilities:
Current liabilities	$1,031	$316	$320	$106	$60	$187	$—	$262	$20	$65	$50	$2,417
Non-current liabilities	3,836	3,628	2,798	3,185	861	3,093	—	772	654	668	—	19,495
	4,867	3,944	3,118	3,291	921	3,280	—	1,034	674	733	50	21,912
Non-controlling interest—in operating subsidiaries and preferred unitholders	1,261	372	442	1,540	43	2,766	—	964	622	229	—	8,239
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(55)	349	378	654	16	119	244	39	33	29	17	1,823
Non-controlling interest—Exchange LP	(4)	14	15	25	1	5	10	2	1	1	1	71
Net investment attributable to limited partners and general partner	$(137)	$869	$940	$1,628	$41	$294	$607	$97	$82	$74	$40	$4,535

2017
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD	Total
Assets:
Current assets	$358	$276	$151	$322	$85	$78	$—	$68	$100	$57	$17	$1,512
Non-current assets	4,400	5,770	4,431	8,184	1,117	814	836	764	1,356	256	37	27,965
	$4,758	$6,046	$4,582	$8,506	$1,202	$892	$836	$832	$1,456	$313	$54	$29,477
Liabilities:
Current liabilities	$641	$227	$414	$73	$59	$55	$—	$26	$18	$30	$21	$1,564
Non-current liabilities	3,093	3,983	2,614	2,015	989	443	—	438	673	185	6	14,439
	3,734	4,210	3,028	2,088	1,048	498	—	464	691	215	27	16,003
Non-controlling interest—in operating subsidiaries and preferred unitholders	602	417	396	3,082	75	891	—	302	644	60	1	6,470
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(50)	407	332	959	23	28	240	19	35	11	8	2,012
Net investment attributable to limited partners and general partner	$472	$1,012	$826	$2,377	$56	$(525)	$596	$47	$86	$27	$18	$4,992

2016
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD	Total
Assets:
Current assets	$849	$214	$127	$42	$102	$18	$—	$55	$127	$52	$46	$1,632
Non-current assets	3,744	5,542	3,739	1,895	1,070	677	718	700	1,260	265	33	19,643
	$4,593	$5,756	$3,866	$1,937	$1,172	$695	$718	$755	$1,387	$317	$79	$21,275
Liabilities:
Current liabilities	$833	$206	$262	$23	$50	$35	$—	$27	$27	$36	$16	$1,515
Non-current liabilities	1,636	3,764	2,243	—	941	309	—	369	636	186	32	10,116
	2,469	3,970	2,505	23	991	344	—	396	663	222	48	11,631
Non-controlling interest—in operating subsidiaries and preferred unitholders	919	370	333	189	89	261	—	294	610	58	23	3,146
Non-controlling interest—Redeemable Partnership Units held by Brookfield	344	405	294	493	26	26	206	19	33	11	3	1,860
Net investment attributable to limited partners and general partner	$861	$1,011	$734	$1,232	$66	$64	$512	$46	$81	$26	$5	$4,638

The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:

•
Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;

•	Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and

•
The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2018		2017		2016
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$(20)	$20	$(18)	$18	$(2)	$2
USD/EUR	(19)	19	(9)	9	(8)	8
USD/GBP	(11)	11	(3)	3	(6)	6
USD/CLP	(3)	3	1	(1)	—	—
USD/COP	1	(1)	—	—	—	—
USD/BRL	10	(10)	21	(21)	14	(14)
USD/CAD	(2)	2	(1)	1	(1)	1
USD/PEN	—	—	—	—	—	—
USD/INR	(1)	1	—	—	—	—

	Impact on Partnership Capital
	2018		2017		2016
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$—	$—	$—	$—	$—	$—
USD/EUR	—	—	—	—	35	(35)
USD/GBP	—	—	—	—	—	—
USD/CLP	(28)	28	8	(8)	10	(10)
USD/COP	8	(8)	7	(7)	6	(6)
USD/BRL	231	(231)	334	(334)	172	(172)
USD/CAD	—	—	—	—	—	—
USD/PEN	11	(11)	12	(12)	11	(11)
USD/INR	10	(10)	4	(4)	4	(4)

(c)	Credit Risk Management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
From a treasury perspective, counterparty credit risk is managed through the establishment of authorized counterparty credit limits which are designed to ensure that Brookfield Infrastructure only deals with credit worthy counterparties and that counterparty concentration is addressed and the risk of loss is mitigated. Credit limits are sufficiently low to restrict Brookfield Infrastructure from having credit exposures concentrated with a single counterparty but rather encourages spreading such risks among several parties. The limits are set at levels that reflect Brookfield Infrastructure’s scale of activity and allow it to manage its treasury business competitively.
Brookfield Infrastructure does not have any significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies. Exposure to credit risk is limited to the carrying amount of the assets on the Consolidated Statements of Financial Position.